Financial Instruments and Fair Value Disclosures (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Fair Value Disclosures [Line Items]
Cash received from the sale of KLC shares, net of commissions	$ 958,215	$ 498,056	$ 0
Net gain / (loss) from marketable securities	$ (134,529)	(25,529)	1,202,094
Trading Symbol	PRGN
Floating rate	LIBOR
Vessels, net	$ 73,928,185	369,032,973
Impairment loss	96,643,651	15,695,282	0
Vessels held for sale	13,740,200	0
Loss related to vessels held for sale	$ 116,788,543	$ 0	0
Senior unsecured notes due 2021
Fair Value Disclosures [Line Items]
Trading Symbol	PRGNL
Quoted close price of the Company's Notes | $ / shares	$ 4.35
Debt instrument fair value	$ 4,350,000
KLC Shares
Fair Value Disclosures [Line Items]
Number of KLC shares sold | shares	44,550
Average price per share (KLC shares sold) | $ / shares	$ 21.68
Total number of KLC shares held by the Company | shares	0	44,550
Cash received from the sale of KLC shares, net of commissions	$ 958,215
Net gain / (loss) from marketable securities	$ (134,529)
DY4050, DY4052, YZJ1144, YZJ1145 and YZJ1142
Fair Value Disclosures [Line Items]
Number of newbuildings	5
Vessels, net
Fair Value Disclosures [Line Items]
Number of vessels	6
Vessels, net	$ 73,928,185	$ 369,032,973	$ 306,135,916
Impairment loss	52,467,630
Vessels, held for sale
Fair Value Disclosures [Line Items]
Vessels held for sale	13,740,200
Loss related to vessels held for sale	$ 69,125,569